Unaudited Proforma Financial Information (Detail) (Location Labs, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Location Labs
Business Acquisition, Pro Forma Information [Line Items]
Pro forma net revenue	$ 401,376	$ 434,470
Pro forma net income	$ 6,347	$ 50,935